Earnings per share (Schedule of earnings per share) (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Basic earnings per share [abstract]
Basic and diluted weighted average common shares outstanding	261,462,323	261,272,151